Concession Financial and Sector Assets and Liabilities - Summary of Financial Assets and Liabilities of Concession and Sector (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets of the concession
Financial assets	R$ 16,279	R$ 16,866
Current assets	1,071	848
Non-current assets	4,927	6,605
Financial liabilities of the concession
Current liabilities		415
Amounts payable from Parcel A (CVA) and Other Financial Components [member]
Financial liabilities of the concession
Current liabilities		415
Financial assets [member]
Financial assets of the concession
Financial assets	4,917	7,084
Financial assets [member] | Amounts payable from Parcel A (CVA) and Other Financial Components [member]
Financial assets of the concession
Financial assets	1,081	369
Financial assets [member] | Distribution concessions [member]
Financial assets of the concession
Financial assets	396	371
Financial assets [member] | Indemnifiable receivable Transmission [member]
Financial assets of the concession
Financial assets	1,296	1,928
Financial assets [member] | Transmission concessions [member]
Financial assets of the concession
Financial assets		547
Financial assets [member] | Indemnifiable receivable Generation [member]
Financial assets of the concession
Financial assets	816	1,901
Financial assets [member] | Concession grant fee Generation concessions [member]
Financial assets of the concession
Financial assets	2,409	2,337
Concession sector assets [member]
Financial assets of the concession
Financial assets	R$ 5,998	R$ 7,453